Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Tax loss carry-forwards	$ 42,061	$ 49,958
Allowance for doubtful accounts and current expected credit losses	2,901	1,969
Payroll liabilities	0	93
Impairment of long-term investments	2,415	2,123
Other deductible temporary difference	130	130
Deferred tax assets	47,507	54,273
Less valuation allowance	(47,507)	(54,273)
Deferred tax assets, net	0	0
Recognition of intangible assets arising from business combination	(196)	(650)
Reclassification to held-for-sale liabilities (Note 17)	0	243
Deferred tax liabilities, net	$ (196)	$ (407)